Acquisitions, Divestitures and Related Transactions (2015 Transactions) (Details) $ in Millions, gallons in Billions	1 Months Ended					3 Months Ended	12 Months Ended
	Aug. 31, 2016	Oct. 31, 2015 USD ($) shares	Jul. 31, 2015 USD ($) shares	Apr. 30, 2015 USD ($) gallons shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2015 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Sep. 30, 2015 shares	Jun. 30, 2015 USD ($)	Dec. 31, 2011 shares
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 382
Partners' Capital Account, Units, Redeemed | shares							26,700,000	77,800,000	28,100,000
Goodwill							$ 3,897	$ 5,428	$ 7,642
Intangible assets, net							$ 4,696	$ 4,421
Equity Method Investment, Ownership Percentage							44.30%
Partners' Capital Account, Units | shares							794,800,000	758,500,000	533,400,000			500,900,000
Class H Units
Business Acquisition [Line Items]
Partners' Capital Account, Units | shares					50,200,000	50,200,000
Allocation of Profits, Losses and Other by Sunoco, Percent							90.05%
Class B Units [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		9,400,000
Regency Merger [Member]
Business Acquisition [Line Items]
Business Acquisition, Number Of Share Received In Exchange Of Each Share | shares				0.6186
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				258,300,000
Relinquishment of Incentive Distributions							$ 320
Dropdown of Sunoco LLC Interest [Member]
Business Acquisition [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage				31.58%
Business Combination, Consideration Transferred				$ 816
Gallons of motor fuel distributed | gallons				5.3
Payments to Acquire Businesses, Gross				$ 775
Equity Issued in Business Combination, Fair Value Disclosure				$ 41
Dropdown of Susser [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 970
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			$ 970
Sunoco LP Exchange [Member]
Business Acquisition [Line Items]
Stock Repurchased During Period, Shares | shares			32,000,000
IDR Subsidies			$ 35
Term of IDR Subsidy			10 years
Bakken Pipeline Transaction [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred					$ 879
Partners' Capital Account, Units, Redeemed | shares					46,200,000
Class I Distributions						$ 55	30
Bakken Pipeline Transaction [Member] | Class H Units
Business Acquisition [Line Items]
Partners' Capital Account, Units, Redeemed | shares					30,800,000
Allocation of Profits, Losses and Other by Sunoco, Percent					90.05%	90.05%
Bakken Pipeline Transaction [Member] | Class I Units
Business Acquisition [Line Items]
Partners' Capital Account, Units | shares					100	100
Susser [Member] | Dropdown of Susser [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Sunoco LP [Member]
Business Acquisition [Line Items]
Goodwill											$ 1,810
Intangible assets, net											$ 982
Sunoco LP [Member] | Dropdown of Susser [Member]
Business Acquisition [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares			22,000,000
Sunoco LP [Member] | Dropdown of Susser [Member] | Class A Units [Member]
Business Acquisition [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares			79,308
Legacy Sunoco, Inc. [Member]
Business Acquisition [Line Items]
Goodwill							1,290
Intangible assets, net							294
Parent Company [Member] | Bakken Pipeline Transaction [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					45.00%
Sunoco GP [Member] | Sunoco LP Exchange [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Bakken Holdings Company LLC [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		40.00%
Dakota Access and ETCOC [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		75.00%
ETP [Member] | Sunoco LP [Member] | Dropdown of Susser [Member]
Business Acquisition [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares			10,900,000
ETP [Member] | Bakken Holdings Company LLC [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	60.00%
ETP Subsidiaries [Member] | Regency Merger [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				23,300,000
ETP Series A Preferred Units [Member] | Regency Merger [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				1,900,000
Common Units | Sunoco LP [Member]
Business Acquisition [Line Items]
Investment Owned, Balance, Shares | shares										37,800,000
Relinquishment, Year 1 [Member] | Regency Merger [Member]
Business Acquisition [Line Items]
Relinquishment of Incentive Distributions							80
Relinquishment, Years 2 through 5 [Member] | Regency Merger [Member]
Business Acquisition [Line Items]
Relinquishment of Incentive Distributions							$ 60